Shareholders’ Deficiency (Details) - Schedule of outstanding options granted to consultants	6 Months Ended
Jun. 30, 2021 $ / shares shares
Shareholders’ Deficiency (Details) - Schedule of outstanding options granted to consultants [Line Items]
Options outstanding	439,201
Options exercisable	287,981
October 2013 [Member]
Shareholders’ Deficiency (Details) - Schedule of outstanding options granted to consultants [Line Items]
Options outstanding	5,719
Exercise price per share (in Dollars per share) | $ / shares	$ 5.07
Options exercisable	5,719
Exercisable	October 2023
September 2014 [Member]
Shareholders’ Deficiency (Details) - Schedule of outstanding options granted to consultants [Line Items]
Options outstanding	5,719
Exercise price per share (in Dollars per share) | $ / shares	$ 5.07
Options exercisable	5,719
Exercisable	September 2024
April 2016 [Member]
Shareholders’ Deficiency (Details) - Schedule of outstanding options granted to consultants [Line Items]
Options outstanding	5,975
Exercise price per share (in Dollars per share) | $ / shares	$ 3.10
Options exercisable	5,975
Exercisable	April 2026
December 2016 [Member]
Shareholders’ Deficiency (Details) - Schedule of outstanding options granted to consultants [Line Items]
Options outstanding	7,170
Exercise price per share (in Dollars per share) | $ / shares	$ 3.93
Options exercisable	7,170
Exercisable	December 2026
June 2017 [Member]
Shareholders’ Deficiency (Details) - Schedule of outstanding options granted to consultants [Line Items]
Options outstanding	197,722
Exercise price per share (in Dollars per share) | $ / shares	$ 4.10
Options exercisable	156,970
Exercisable	June 2027
November 2017 [Member]
Shareholders’ Deficiency (Details) - Schedule of outstanding options granted to consultants [Line Items]
Options outstanding	17,925
Exercise price per share (in Dollars per share) | $ / shares	$ 7.70
Options exercisable	17,925
Exercisable	November 2027
August 2019 [Member]
Shareholders’ Deficiency (Details) - Schedule of outstanding options granted to consultants [Line Items]
Options outstanding	71,700
Exercise price per share (in Dollars per share) | $ / shares	$ 8.18
Options exercisable	67,197
Exercisable	August 2029
June 2020 [Member]
Shareholders’ Deficiency (Details) - Schedule of outstanding options granted to consultants [Line Items]
Options outstanding	64,530
Exercise price per share (in Dollars per share) | $ / shares
Options exercisable	21,306
Exercisable	June 2030
April 2021 [Member]
Shareholders’ Deficiency (Details) - Schedule of outstanding options granted to consultants [Line Items]
Options outstanding	62,741
Exercise price per share (in Dollars per share) | $ / shares	$ 9.57
Options exercisable
Exercisable	April 2031
Minimum [Member] | June 2020 [Member]
Shareholders’ Deficiency (Details) - Schedule of outstanding options granted to consultants [Line Items]
Exercise price per share (in Dollars per share) | $ / shares	$ 6.62
Maximum [Member] | June 2020 [Member]
Shareholders’ Deficiency (Details) - Schedule of outstanding options granted to consultants [Line Items]
Exercise price per share (in Dollars per share) | $ / shares	$ 6.80